Intangible assets other than goodwill	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]
Note 17 Intangible assets other than goodwill

The intangible assets movement are detailed as follows:

	Trademarks	Software programs	Water rights	Distribution rights	Total
	ThCh $	ThCh $	ThCh $	ThCh $	ThCh $
As of January 1, 2017
Historic cost	65,160,928	28,364,765	2,091,059	763,017	96,379,769
Accumulated amortization	-	(18,072,174)	-	(373,440)	(18,445,614)
Book Value	65,160,928	10,292,591	2,091,059	389,577	77,934,155

As of December 31, 2017
Additions	-	3,498,499	158,968	-	3,657,467
Divestitures (cost)	(226)	(103,675)	-	-	(103,901)
Divestitures (amortization)	-	103,675	-	-	103,675
Amortization of year	-	(2,873,115)	-	(173,294)	(3,046,409)
Conversion effect	(1,355,703)	(260,268)	-	(103,287)	(1,719,258)
Effect of conversion (amortization)	-	167,026	-	39,725	206,751
Changes	(1,355,929)	532,142	158,968	(236,856)	(901,675)
Book Value	63,804,999	10,824,733	2,250,027	152,721	77,032,480

As of December 31, 2017
Historic cost	63,804,999	31,499,321	2,250,027	659,730	98,214,077
Accumulated amortization	-	(20,674,588)	-	(507,009)	(21,181,597)
Book Value	63,804,999	10,824,733	2,250,027	152,721	77,032,480
As of December 31, 2018

Additions (1)	16,647,981	3,431,842	784,900	-	20,864,723
Additions for business combinations (cost) (2)	7,168,245	67,119	-	-	7,235,364
Divestitures (cost)	-	-	(92,415)	-	(92,415)
Amortization of year	-	(2,999,205)	-	(39,751)	(3,038,956)
Conversion effect	(1,251,533)	(164,197)	-	(44,251)	(1,459,981)
Effect of conversion (amortization)	-	(212,119)	-	(23,841)	(235,960)
Others increase (decreased) (3)	18,117,445	323,268	-	218,174	18,658,887
Changes	40,682,138	446,708	692,485	110,331	41,931,662
Book Value	104,487,137	11,271,441	2,942,512	263,052	118,964,142

As of December 31, 2018
Historic cost	104,487,137	35,157,353	2,942,512	833,653	143,420,655
Accumulated amortization	-	(23,885,912)	-	(570,601)	(24,456,513)
Book Value	104,487,137	11,271,441	2,942,512	263,052	118,964,142

(1) Corresponds mainly to the brands mentioned in
Note 1 – General information, letter C)
.
(2) See
Note 15 – Business combinations
.
(3) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See
Note 4 - Accounting changes, letter b)
.

There are no restrictions or pledges on intangible assets.

The cash generating unit associates to the
trademarks are detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2018	As of December 31, 2017
	(CGU)	ThCh $	ThCh $
Chile	Embotelladoras Chilenas Unidas S.A.	31,659,575	31,476,163
	Manantial S.A.	1,166,000	1,166,000
	Compañía Pisquera de Chile S.A.	1,363,782	1,363,782
	Cervecería Kunstmann S.A. (3)	1,091,223	286,518
	Sub-Total	35,280,580	34,292,463
International Business	CCU Argentina S.A. and subsidiaries (1)	36,807,884	3,735,289
	Marzurel S.A., Coralina S.A. and Milotur S.A.	2,651,576	2,639,301
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	3,558,832	3,356,895
	Bebidas Bolivianas BBO S.A. (2)	6,363,540	-
	Sub-Total	49,381,832	9,731,485
Wines	Viña San Pedro Tarapacá S.A.	19,824,725	19,781,051
	Sub-Total	19,824,725	19,781,051
Total		104,487,137	63,804,999

(1)	See Note 1 – General Information, letter C) .
(2)	See Note 15 – Business combinations, letter a) .
(3)	See Note 15 – Business combinations, letter b) .

Management has not found any evidence of impairment of intangible assets. The same methodology described in
Note 18 - Goodwill
, has been used for
trademarks with indefinite useful lives
.